Financial instruments - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Borrowings	$ 1,068,584	$ 960,159	$ 764,570
Derivative financial liabilities	210,224	520,553
Trade and other payables	67,126	80,563
Lease liabilities	121,652	115,315	$ 40,532
Liabilities to related parties	8,465	9,851
Other current liabilities	58,903	61,873
Financial liabilities	$ 1,534,954	$ 1,748,314